Share-based payments (Details Narrative) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Ordinary shares granted	1,000,000
RSU granted	59,441	57,896
Expense recognized related to RSUs	€ 530	€ 170	€ 0
Unamortized compensation expense related to RSUs	€ 350	€ 390
Remaining average vesting period	1 year 8 months 12 days	2 years 5 months 8 days
Stock option expenses	€ 2,960	€ 0
Unamortized compensation expense	€ 8,270	0
Weighted average remaining period	4 years
Incentive shares granted	5,000
Expense recognised for Incentive shares	€ 20	€ 330
Unrecognised share based payment expense	€ 0
Employees And Directors [Member]
IfrsStatementLineItems [Line Items]
Options granted	2,128,554	0
Non Executive Directors [Member]
IfrsStatementLineItems [Line Items]
Options granted	128,554
Employee And Director [Member]
IfrsStatementLineItems [Line Items]
Number of share options outstanding	1,666,667	0
Class A Ordinary Shares [Member] | Tranche 1 [Member]
IfrsStatementLineItems [Line Items]
Number of option purchase	200,000
Exercise price	€ 10.50
Class A Ordinary Shares [Member] | Tranche 2 [Member]
IfrsStatementLineItems [Line Items]
Number of option purchase	200,000
Exercise price	€ 10.50
Share price closed	18.00
Class A Ordinary Shares [Member] | Tranche 3 [Member]
IfrsStatementLineItems [Line Items]
Exercise price	€ 10.50
Employees Directors And Consultants [Member]
IfrsStatementLineItems [Line Items]
RSU granted	59,441	57,896	0
Board Of Directors [Member] | Class A Ordinary Shares [Member] | Tranche 3 [Member]
IfrsStatementLineItems [Line Items]
Number of option purchase	50,000